Basis of Presentation and General Information (Details)	12 Months Ended
Dec. 31, 2016 MetricTon TDW Number
Adventure Two S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Destiny
Type of Ship	Handysize
Dead weight tonnage	25,240
Year Built/Expected Year of Delivery	1982
Date of Acquisition	Aug. 04, 2004
Date of Disposal	Aug. 27, 2010
Adventure Three S.A [Member]
% Owned	100.00%
Type of Motor Vessel	Free Envoy
Type of Ship	Handysize
Dead weight tonnage	26,318
Year Built/Expected Year of Delivery	1984
Date of Acquisition	Sep. 29, 2004
Date of Disposal	May 13, 2011
Adventure Four S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Fighter
Type of Ship	Handysize
Dead weight tonnage	38,905
Year Built/Expected Year of Delivery	1982
Date of Acquisition	Jun. 14, 2005
Date of Disposal	Apr. 27, 2007
Adventure Five S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Goddess
Type of Ship	Handysize
Dead weight tonnage	22,051
Year Built/Expected Year of Delivery	1995
Date of Acquisition	Oct. 30, 2007
Date of Disposal	May 20, 2015
Adventure Six S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Hero
Type of Ship	Handysize
Dead weight tonnage	24,318
Year Built/Expected Year of Delivery	1995
Date of Acquisition	Jul. 03, 2007
Date of Disposal	May 20, 2015
Adventure Seven S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Knight
Type of Ship	Handysize
Dead weight tonnage	24,111
Year Built/Expected Year of Delivery	1998
Date of Acquisition	Mar. 19, 2008
Date of Disposal	Feb. 18, 2014
Adventure Eight S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Jupiter
Type of Ship	Handymax
Dead weight tonnage	47,777
Year Built/Expected Year of Delivery	2002
Date of Acquisition	Sep. 05, 2007
Date of Disposal	Sep. 16, 2014
Adventure Nine S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Impala
Type of Ship	Handysize
Dead weight tonnage	24,111
Year Built/Expected Year of Delivery	1997
Date of Acquisition	Apr. 02, 2008
Date of Disposal	Sep. 24, 2014
Adventure Ten S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Lady
Type of Ship	Handymax
Dead weight tonnage	50,246
Year Built/Expected Year of Delivery	2003
Date of Acquisition	Jul. 07, 2008
Date of Disposal	Nov. 08, 2011
Adventure Eleven S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Maverick
Type of Ship	Handysize
Dead weight tonnage	23,994
Year Built/Expected Year of Delivery	1998
Date of Acquisition	Sep. 01, 2008
Date of Disposal	Sep. 26, 2016
Adventure Twelve S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Free Neptune
Type of Ship	Handysize
Dead weight tonnage	30,838
Year Built/Expected Year of Delivery	1996
Date of Acquisition	Aug. 25, 2009
Largo Al Factotum S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Hull 1
Type of Ship	Handysize
Dead weight tonnage	33,600
Year Built/Expected Year of Delivery	2012
Date of Contract/Bareboat Charter Termination	Apr. 28, 2012
Adventure Fifteen S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Hull 2
Type of Ship	Handysize
Dead weight tonnage	33,600
Year Built/Expected Year of Delivery	2012
Date of Contract/Bareboat Charter Termination	Jun. 04, 2012
Nemorino Shipping S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Nemorino
Type of Ship	Handymax
Dead weight tonnage | TDW	47,777
Year Built/Expected Year of Delivery	2002
Date of Contract/Bareboat Charter Termination	Sep. 09, 2015
Date of Initiation of Bareboat Charter	Sep. 16, 2014
Fiorello Shipping S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Fiorello
Type of Ship	Handysize
Dead weight tonnage | Number	24,318
Year Built/Expected Year of Delivery	1995
Date of Contract/Bareboat Charter Termination	Jun. 15, 2016
Date of Initiation of Bareboat Charter	May 20, 2015
Figaro Shipping S.A. [Member]
% Owned	100.00%
Type of Motor Vessel	Figaro
Type of Ship	Handysize
Dead weight tonnage	22,051
Year Built/Expected Year of Delivery	1995
Date of Initiation of Bareboat Charter	May 20, 2015
Standcorp International Limited [Member]
% Owned	51.00%
Type of Motor Vessel	N/A
Type of Ship	N/A